Cover	Apr. 19, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 2 on Form 8-K (Form 8-K/A No. 2) amends the Form 8-K/A No. 1 to provide the interim pro forma financial information of Measure required by Item 9.01(b) of Form 8-K and the updated accompanying notes as of the date of filing.
Document Period End Date	Apr. 19, 2021
Entity File Number	001-36492
Entity Registrant Name	AGEAGLE AERIAL SYSTEMS INC.
Entity Central Index Key	0000008504
Entity Tax Identification Number	88-0422242
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	8833 E. 34th Street North
Entity Address, City or Town	Wichita
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	67226
City Area Code	(620)
Local Phone Number	325-6363
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	UAVS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false